9. SIGNIFICANT CUSTOMERS (Details Narrative)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Three customers percentage of total sales
Percent concentration	77.00%	74.00%
One customer percentage of total sales
Percent concentration	46.00%	53.00%
Three customers percentage of total accounts receivables
Percent concentration	93.00%	92.00%
One customer percentage of total accounts receivables
Percent concentration	67.00%	64.00%